Subsequent Events (Details Narrative) - USD ($)		1 Months Ended	9 Months Ended		12 Months Ended
	Apr. 27, 2020	Feb. 12, 2020	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Proceeds from related party			$ 2,164,500	$ 1,480,777	$ 1,905,777	$ 498,380
Number of common stock shares issued for services			241,000,000
Proceeds from convertible promissory note			$ 140,000
Subsequent Event [Member]
Proceeds from related party		$ 1,070,000
Number of common stock shares issued for services		10,000,000
Subsequent Event [Member] | DBR Capital, LLC [Member] | Securities Purcahse Agreeement [Member]
Debt instrument principal amount	$ 1,300,000
Subsequent Event [Member] | Convertible Note [Member] | DBR Capital, LLC [Member] | Securities Purcahse Agreeement [Member]
Debt instrument principal amount	1,300,000
Proceeds from convertible promissory note	700,000
Purchase of additional convertible notes	$ 9,000,000